Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs	€ 11		€ 58,298
Impairment of intangible and tangible assets	5,842	€ 66,865	43,290	€ 70,561
Impairment loss immediately before classification as held for sale	52,473		64,365
Other	8,133	23,831	15,960	23,831
Expenses from strategic transactions and programs	66,460	90,696	181,913	94,392
Legacy Portfolio Optimization
Strategic transactions and programs
Derecognition of capitalized development costs and termination costs	11		58,298
Impairment of intangible and tangible assets	(167)		34,883
Impairment loss immediately before classification as held for sale	52,473		52,473
Other	1,775		2,899
FME25 Program
Strategic transactions and programs
Impairment of intangible and tangible assets	6,009	102	8,407	3,798
Impairment loss immediately before classification as held for sale			11,892
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 6,358		€ 13,061
InterWell Health
Strategic transactions and programs
Impairment of intangible and tangible assets		66,763		66,763
Other		€ 23,831		€ 23,831